UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-06143

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Global Fixed Income Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2007 to April 30, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2008
(unaudited)

■  CREDIT SUISSE
GLOBAL FIXED INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global Fixed Income Fund
Semiannual Investment Advisor's Report
April 30, 2008 (unaudited)

June 16, 2008

Dear Shareholder:

Performance Summary
11/01/07 – 04/30/08

Fund and Benchmark	Performance
Common[1]	5.71%
Advisor[1]	5.61%
Class A1,2	5.58%
Class C1,2	5.19%
Lehman Brothers Global Aggregate Bond Index[3]	6.27%

Performance for the Fund's Class A and Class C Shares is without the maximum sales charge of 4.75% and 1.00%, respectively.2

Market Review: Global bond market benefits from the flight to quality

The six-month period ended April 30, 2008 was an exceptionally turbulent period for financial markets. The broadening impact of the credit crisis has seriously undermined the global financial system.

The dominant movement to avoid risk has benefited the major global government bond markets to the detriment of the riskier asset classes. Oil and commodity prices have soared to new highs as investors have sought a hedge against inflation and an alternative to equities. The U.S. Dollar has been universally weak, falling to a new low against the Euro given the lack of any interest rate support. And, against this backdrop, the Japanese and Euro-currency based markets have outperformed, delivering double-digit returns (in U.S. Dollars) over the period.

The key question has been whether the U.S. economy will slide into recession despite several aggressive rate cuts from the Federal Reserve (Fed) and an already approved USD160 billion in fiscal stimulus. The housing market has continued to be the main drag for the economy with no sign of a turnaround. Consumer spending has finally succumbed to the squeeze on real incomes from rapidly rising energy and food prices, tighter lending standards and a softening labour market. Real gross domestic product was a small positive in Q1 2008, but would have been negative had it not been for robust export growth and inventories.

The global economy has shown increasingly divergent trends with sharp slowdowns in countries most closely linked to the United States (e.g., Canada and Mexico). In Europe, however, growth has remained relatively resilient, and

Credit Suisse Global Fixed Income Fund
Semiannual Investment Advisor's Report (continued)
April 30, 2008 (unaudited)

in the emerging economies, robust domestic demand has been supported by the strength of infrastructure spending and export growth. There has, however, been growing dispersion across Europe as Germany and France have remained relatively firm, while Spain and Italy have weakened. Finally, in Japan, although export growth continues to provide some stimulus, domestic demand has been the 'Achilles Heel' with stagnating household spending and production expected to be negative through the first half of 2008.

Global inflation has been driven higher by sharply increased energy and food prices and is now above the target ranges of most central banks. Pipeline effects that point to further upside pressures over the coming months present a particularly distressing dilemma for emerging countries that have a higher weighting to food in their inflation baskets.

The Bear Stearns rescue in mid-March increasingly appears to be a key watershed. It signalled the willingness of central banks to underwrite debt and counterparty obligations of key financial institutions and to find a more effective means of channelling liquidity to banks and brokers. At the end of the period, it seemed that the appetite for risk had returned, much to the detriment of government securities. Investors believe the worst of the credit crisis is over and, subsequently, credit and equity markets have recovered from their lows.

Strategic Review and Outlook: We anticipate U.S. Fed policy will remain on hold

For the semi-annual period ended April 30, 2008, our overweight to U.S. government bonds positively contributed to performance as the market outperformed the other markets in the benchmark such as Japan and the Euro region. The Fund's overweight exposure to the UK for most of the period also contributed positively as this market outperformed both Europe and Japan. The Fund's exposure to non government securities underperformed relative to those in the benchmark and this accounts for most of the underperformance over the period. The duration of the Fund was actively managed and was generally held at a target below that of the benchmark; this was also a negative factor for performance, as benchmark returns were positive.

In our opinion, central banks have made good progress in preventing a systemic failure in global financial markets. As the financial risk recedes, we believe markets will increasingly focus on the global economy. World growth is slowing and decelerating across Asia, especially in China and India. This will be welcomed by central banks. Currently, the U.S. economy is weak, but not in a deep recession, and it's worth noting that the importance of the United States for global growth has decreased relative to past cycles. We expect that the strength

Credit Suisse Global Fixed Income Fund
Semiannual Investment Advisor's Report (continued)
April 30, 2008 (unaudited)

of domestic demand in emerging markets may act as a buffer against the U.S. slowdown to some extent. We expect the Fed's aggressive rate cutting policy and the fiscal package to help the economy recover somewhat in the second half of 2008.

Additionally, given the degree and speed of the Fed's monetary response, we anticipate policy to now remain on hold. In the near term, we expect further upside pressure on U.S. Treasury yields. The first of the tax rebate checks were mailed in early May and we expect inflation concerns to take centre stage due to the ongoing surge in energy and commodity prices. Add to this the fact that investors are expecting the next move in U.S. official rates to be higher, and the combined factors point to the end of the period of U.S. market outperformance. In Europe, markets are now pricing in unchanged rates for the remainder of the year and, from a fundamental perspective, there is some value at current levels. However, in spite of the recent sell-off, the prospect for a significant rally in government bonds is limited over the short term. The appetite for risk could prevail for a while as current credit spreads are matching levels of past recessions. With liquidity conditions still tight, however, the credit crisis is ongoing and we expect markets will still prove volatile.

Credit Suisse Global Fixed Income Management Team

Joanne Gilbert
Kam T. Poon
Bryan Wallace

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. Fixed income investing entails credit risks and interest rate risks. Typically, when interest rates rise, the market value of fixed income securities generally declines and the share price of the Fund can fall.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Global Fixed Income Fund
Semiannual Investment Advisor's Report (continued)
April 30, 2008 (unaudited)

Average Annual Returns as of March 31, 20081

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	13.18%	6.69%	6.52%	7.11%	11/01/90
Advisor Class	13.17%	6.61%	6.20%	6.00%	08/12/96
Class A Without Sales Charge	13.02%	6.43%	—	7.15%	11/30/01
Class A With Maximum Sales Charge	7.66%	5.41%	—	6.32%	11/30/01
Class C Without CDSC	12.07%	—	—	3.93%	04/29/05
Class C With CDSC	11.07%	—	—	3.93%	04/29/05

Average Annual Returns as of April 30, 20081

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	10.23%	5.90%	6.25%	6.98%	11/01/90
Advisor Class	10.27%	5.85%	5.93%	5.80%	08/12/96
Class A Without Sales Charge	10.07%	5.67%	—	6.78%	11/30/01
Class A With Maximum Sales Charge	4.80%	4.65%	—	5.97%	11/30/01
Class C Without CDSC	9.16%	—	—	3.23%	04/29/05
Class C With CDSC	8.16%	—	—	3.23%	04/29/05

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was 0.59%. Total return for the Fund's Class C shares for the reporting period, based on offering price (including maximum contingent deferred sales charge of 1.00%), was 4.19%.

3  The Lehman BrothersTM Global Aggregate Bond Index is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers Inc., including the U.S. AggregateTM Bond Index, the Pan-EuropeanTM Aggregate Index, the Global TreasuryTM Index, the Asian-PacificTM Aggregate Index, the EurodollarTM Index and the U.S. InvestmentTM Grade 144A Index. Investors cannot invest directly in an index.

Credit Suisse Global Fixed Income Fund
Semiannual Investment Advisor's Report (continued)
April 30, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Global Fixed Income Fund
Semiannual Investment Advisor's Report (continued)
April 30, 2008 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period April 30, 2008

Actual Fund Return	Common Class	Advisor Class	Class A	Class C
Beginning Account Value 11/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/08	$1,057.10	$1,056.10	$1,055.80	$1,051.90
Expenses Paid per $1,000*	$4.86	$4.86	$6.13	$9.95
Hypothetical 5% Fund Return
Beginning Account Value 11/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/08	$1,020.14	$1,020.14	$1,018.90	$1,015.17
Expenses Paid per $1,000*	$4.77	$4.77	$6.02	$9.77
	Common Class	Advisor Class	Class A	Class C
Annualized Expense Ratios*	0.95%	0.95%	1.20%	1.95%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Global Fixed Income Fund
Semiannual Investment Advisor's Report (continued)
April 30, 2008 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AAA	48.4%
AA	14.5%
A	14.8%
BBB	5.9%
B	2.2%
CC	0.5%
NR	5.2%
Subtotal	91.5%
Short-Term Investments	8.5%
Total	100.0%

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Global Fixed Income Fund
Schedule of Investments
April 30, 2008 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS (90.4%)
Australia (1.4%)
Sovereign (1.4%)
860	AUD	Queensland Treasury Corp., Series 15G, Global Government Guaranteed Notes	(AAA, Aaa)	10/14/15	6.000	$770,922
TOTAL AUSTRALIA						770,922
Austria (2.8%)
Banks (2.8%)
160,000	JPY	Osterreichische Kontrollbank AG, Global Government Guaranteed Notes	(AAA, NR)	03/22/10	1.800	1,553,572
TOTAL AUSTRIA						1,553,572
Belgium (5.2%)
Sovereign (5.2%)
270	EUR	Kingdom of Belgium	(AA+, Aa1)	03/28/09	3.750	418,649
1,460	EUR	Kingdom of Belgium	(AA+, Aa1)	03/28/28	5.500	2,477,926
TOTAL BELGIUM						2,896,575
Bermuda (0.2%)
Insurance (0.2%)
130	USD	Everest Reinsurance Holdings, Notes	(A-, A3)	10/15/14	5.400	126,278
TOTAL BERMUDA						126,278
Canada (2.8%)
Pipelines (0.1%)
75	USD	TransCanada PipeLines, Ltd., Yankee Bonds§	(A-, A2)	01/15/15	4.875	71,968
Sovereign (2.7%)
1,500	CAD	Government of Canada	(AAA, Aaa)	09/01/09	4.250	1,517,337
TOTAL CANADA						1,589,305
Denmark (0.8%)
Oil & Gas (0.8%)
300	EUR	Dong Energy AS, Senior Unsecured Notes	(BBB+, Baa1)	06/29/12	3.500	439,440
TOTAL DENMARK						439,440
France (0.8%)
Banks (0.5%)
200	EUR	Compagnie de Financement Foncier#	(AAA, Aaa)	02/11/11	3.875	306,151
Diversified Telecommunication Services (0.3%)
100	EUR	SFR SA	(NR, NR)	07/18/12	3.375	146,163
TOTAL FRANCE						452,314
Germany (10.2%)
Automobile Manufacturers (0.6%)
200	EUR	DaimlerChrysler North America Holding Corp., Series EMTN, Company Guaranteed Notes	(A-, A3)	03/16/10	4.375	307,597

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
Germany
Banks (4.4%)
120,000	JPY	Kreditanstalt fuer Wiederaufbau, Global Government Guaranteed Notes	(AAA, Aaa)	02/16/26	2.050	$1,085,731
140,000	JPY	Landwirtschaftliche Rentenbank, Series EMTN, Unsubordinated Notes	(AAA, Aaa)	04/25/13	1.375	1,344,463
						2,430,194
Diversified Financials (0.1%)
50	EUR	Volkswagen Leasing GMBH, Series EMTN, Company Guaranteed Notes	(A-, A3)	10/18/12	4.875	77,139
Sovereign (5.1%)
1,060	EUR	Federal Republic of Germany	(AAA, Aaa)	07/04/10	5.250	1,701,267
825	EUR	Federal Republic of Germany	(AAA, Aaa)	01/04/37	4.000	1,159,081
						2,860,348
TOTAL GERMANY						5,675,278
Ireland (1.3%)
Diversified Financials (1.3%)
500	EUR	GE Capital European Funding, Series EMTN, Company Guaranteed Notes	(AAA, Aaa)	10/27/16	4.125	725,803
TOTAL IRELAND						725,803
Italy (0.7%)
Banks (0.7%)
100	EUR	Intesa Sanpaolo SpA	(AA-, Aa2)	04/28/11	5.000	155,852
140	EUR	UniCredit SpA	(A+, Aa2)	02/12/13	4.875	216,724
TOTAL ITALY						372,576
Japan (2.2%)
Sovereign (2.2%)
150,000	JPY	Development Bank of Japan, Global Government Guaranteed Notes	(AA, Aa1)	06/20/23	1.050	1,240,665
TOTAL JAPAN						1,240,665
Luxembourg (3.0%)
Insurance (1.4%)
500	EUR	Hannover Finance SA, Euro-zone Company Guaranteed Notes (Callable 02/26/14 @ $100.00)#	(A, NR)	02/26/24	5.750	770,821
Sovereign (0.5%)
200	EUR	ITW Finance Europe SA, Euro-zone Company Guaranteed Notes	(AA, Aa3)	10/01/14	5.250	316,363
Telecommunications Equipment (1.1%)
149	EUR	SES Global, Company Guaranteed Notes	(BBB, Baa2)	11/19/08	4.500	229,969
250	EUR	SES Global, Series EMTN, Company Guaranteed Notes	(BBB, Baa2)	03/15/11	4.000	370,252
						600,221
TOTAL LUXEMBOURG						1,687,405

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
Malaysia (0.7%)
Oil & Gas (0.7%)
320	USD	Petroliam Nasional Berhad, Rule 144A, Bonds‡	(A-, A1)	08/15/15	7.750	$375,530
TOTAL MALAYSIA						375,530
Netherlands (2.8%)
Beverages (0.2%)
50	EUR	Diageo Capital BV	(A-, A3)	07/01/13	5.500	77,945
Chemicals (0.2%)
77	EUR	BASF Finance Europe NV	(AA-, Aa3)	09/26/14	5.000	120,160
Insurance (1.7%)
100	EUR	Allianz Finance II BV	(AA, Aa3)	03/06/13	5.000	155,609
550	EUR	Allianz Finance II BV, Euro-zone Company Guaranteed Notes	(AA, Aa3)	11/23/16	4.000	794,370
						949,979
Sovereign (0.6%)
200	EUR	Government of the Netherlands	(NR, Aaa)	07/15/12	5.000	323,186
Telecommunications (0.1%)
50	EUR	Koninklijke KPN NV, Series EMTN, Notes	(BBB+, Baa2)	11/13/12	5.000	75,899
TOTAL NETHERLANDS						1,547,169
Norway (3.1%)
Diversified Financials (3.1%)
180,000	JPY	Eksportfinans ASA, Global Bonds	(AA+, Aaa)	06/21/10	1.800	1,748,577
TOTAL NORWAY						1,748,577
Spain (2.6%)
Banks (2.6%)
1,000	EUR	Banco Bilbao Vizcaya Argentaria SA, Notes	(NR, Aaa)	02/25/15	3.500	1,443,684
TOTAL SPAIN						1,443,684
Sweden (0.4%)
Telecommunications Equipment (0.4%)
150	EUR	Telefonaktiebolaget LM Ericsson, Series EMTN, Notes	(BBB+, Baa1)	06/27/17	5.375	208,164
TOTAL SWEDEN						208,164
United Kingdom (10.7%)
Agriculture (0.1%)
50	EUR	BAT International Finance PLC, Series EMTN, Company Guaranteed Notes	(BBB+, Baa1)	03/12/15	5.875	78,405
Banks (1.3%)
500	EUR	Bank of Scotland PLC, Series EMTN, Covered Notes	(AAA, Aaa)	07/13/16	4.375	741,737

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
United Kingdom
Consumer/Commercial/Lease Financing (0.4%)
250	USD	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31)‡§	(B, B1)	08/01/15	8.625	$217,500
Pharmaceuticals (0.1%)
50	USD	AstraZeneca PLC, Series EMTN, Senior Unsubordinated Notes	(AA-, A1)	11/12/10	4.625	77,497
Sovereign (8.5%)
1,525	GBP	UK Treasury Bonds	(AAA, Aaa)	03/07/12	5.000	3,089,379
800	GBP	UK Treasury Bonds	(AAA, Aaa)	03/07/25	5.000	1,626,863
						4,716,242
Water Utilities (0.3%)
100	USD	Severn Trent PLC	(A, A2)	03/11/16	5.250	151,536
TOTAL UNITED KINGDOM						5,982,917
United States (38.7%)
Agriculture (0.3%)
100	EUR	Cargill, Inc.	(A, A2)	04/29/13	4.375	146,475
Automobile Manufacturers (1.3%)
710	USD	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes§	(A-, A3)	03/15/11	5.875	727,048
Banks (0.6%)
410	USD	USB Capital IX, Company Guaranteed Notes (Callable 04/15/11 @ $100.00)#	(A+, A1)	03/29/49	6.189	311,794
Diversified Financials (5.4%)
215	USD	American Express Co., Notes (Callable 09/01/16 @ $100.00)§#	(A-, A3)	09/01/66	6.800	206,596
215	USD	Ameriprise Financial, Inc., Senior Unsecured Notes	(A-, A3)	11/15/10	5.350	217,566
260	USD	BAE Systems Holdings, Inc., Rule 144A, Notes‡	(BBB+, Baa2)	08/15/10	4.750	265,583
113	USD	Capital Auto Receivables Asset Trust#	(AAA, Aaa)	10/15/09	5.030	113,264
380	USD	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	377,940
110	USD	General Motors Acceptance Corp., Global Notes§	(B, B2)	05/15/09	5.625	103,450
60	USD	General Motors Acceptance Corp., Global Notes§	(B, B2)	12/01/14	6.750	45,904
230	USD	Goldman Sachs Group, Inc., Global Notes§	(AA-, Aa3)	01/15/15	5.125	227,048
45	USD	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $101.71)	(B+, B2)	02/15/12	10.250	47,025

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
United States
Diversified Financials
200	USD	HSBC Finance Capital Trust IX, Notes (Callable 11/30/15 @ $100.00)#	(A, A1)	11/30/35	5.911	$166,439
160	USD	John Deere Capital Corp., Series MTN, Notes	(A, A2)	07/25/11	5.650	166,487
160	USD	Residential Capital Corp., Company Guaranteed Notes§#	(CC, Ca)	11/21/08	8.125	133,600
295	USD	Residential Capital Corp., Company Guaranteed Notes#	(CC, Ca)	02/22/11	8.000	153,400
995	USD	Wachovia Capital Trust III, Bank Guaranteed Notes (Callable 03/15/11 @ $100.00)#	(A, A2)	08/29/49	5.800	791,514
						3,015,816
Electric (0.3%)
130	USD	PacifiCorp, First Mortgage Notes	(A-, A3)	11/15/11	6.900	140,489
Healthcare Services (0.5%)
265	USD	WellPoint, Inc., Global Unsecured Notes	(A-, Baa1)	01/15/11	5.000	263,009
Insurance (5.9%)
275	USD	American International Group, Inc., Global Notes§#	(AA, Aa2)	05/15/13	4.250	266,874
290	USD	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes§	(AAA, Aaa)	01/15/10	4.125	292,808
200,000	JPY	GE Financial Assurance Holdings, Inc., Global Notes	(A, A2)	06/20/11	1.600	1,821,814
500	USD	Merna Reinsurance, Ltd., Series A, Senior Notes#	(NR, Aa2)	07/07/10	3.346	463,250
500	USD	Merna Reinsurance, Ltd., Series B, Secured Notes#	(NR, A2)	07/07/10	4.446	470,550
						3,315,296
Lodging (0.3%)
200	USD	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/08 @ $103.00)§	(B, B3)	11/15/10	12.000	174,000
Media (0.5%)
310	USD	Time Warner, Inc., Company Guaranteed Notes§	(BBB+, Baa2)	11/15/16	5.875	302,677
Mortgage Backed Securities (18.0%)
543	USD	Fannie Mae#	(AAA, Aaa)	02/25/37	3.095	534,985
496	USD	Fannie Mae Pool# 685200#‡‡	(AAA, Aaa)	03/01/18	5.000	500,793
1,400	USD	Fannie Mae Pool# 735661#‡‡	(AAA, Aaa)	12/01/17	5.500	1,434,625
1,309	USD	Fannie Mae Pool# 831730‡‡	(AAA, Aaa)	09/01/36	6.500	1,356,420
1,704	USD	Fannie Mae Pool# 848193‡‡	(AAA, Aaa)	11/01/35	5.500	1,716,133
1,357	USD	Fannie Mae Pool# 976845#‡‡	(AAA, Aaa)	11/01/20	4.500	1,350,705

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
United States
Mortgage Backed Securities
12,272	USD	Federal Home Loan#	(AAA, Aaa)	08/15/35	3.544	$1,292,233
187	USD	Federal Home Loan Pool#1J0867#‡‡	(AAA, Aaa)	01/01/38	5.169	190,156
1,429	USD	Freddie Mac#	(AAA, Aaa)	02/15/13	3.750	1,422,034
246	USD	Wachovia Auto Owner Trust, Series 2006-A, Class A3#	(AAA, Aaa)	02/22/11	5.350	247,721
						10,045,805
Oil & Gas (1.4%)
175	USD	Enterprise Products Operating LP, Series B, Global Senior Notes	(BBB-, Baa3)	10/15/34	6.650	168,984
235	USD	Hess Corp., Notes	(BBB-, Baa3)	08/15/31	7.300	265,180
200	USD	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes‡#	(BBB, Baa1)	06/15/10	4.100	199,900
155	USD	XTO Energy, Inc., Notes	(BBB, Baa2)	06/30/15	5.300	155,483
						789,547
Pharmaceuticals (0.6%)
300	USD	Bristol-Myers Squibb Co., Notes§	(A+, A2)	08/15/13	5.250	312,344
Retail (0.2%)
140	USD	Home Depot, Inc., Global Senior Unsecured Notes	(BBB+, Baa1)	03/01/16	5.400	132,593
Telecommunications Equipment (2.4%)
385	USD	AT&T, Inc., Global Notes§	(A, A2)	09/15/34	6.150	374,883
250	USD	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(B, B2)	06/15/13	10.125	261,875
315	USD	Embarq Corp., Notes§	(BBB-, Baa3)	06/01/16	7.082	312,997
40	USD	Sprint Capital Corp., Global Company Guaranteed Notes§	(BBB-, Baa3)	03/15/32	8.750	35,381
335	USD	Verizon Communications, Inc., Global Senior Notes§	(A, A3)	02/15/16	5.550	338,423
						1,323,559
Whole Loan CMOS (1.0%)
551	USD	USAA Auto Owner Trust, Series 2006-2, Class A3#	(AAA, Aaa)	09/15/10	5.320	554,067
TOTAL UNITED STATES						21,554,519
TOTAL BONDS (Cost $47,715,045)						50,390,693

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Number of Shares		Value
SHORT-TERM INVESTMENTS (15.2%)
3,806,188	State Street Navigator Prime Portfolio§§	$3,806,188

Par (000)		Maturity	Rate%
$4,646	State Street Bank and Trust Co. Euro Time Deposit‡‡	05/01/08	1.100	4,646,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,452,188)				8,452,188
TOTAL INVESTMENTS AT VALUE (105.6%) (Cost $56,167,233)				58,842,881
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.6%)				(3,142,428)
NET ASSETS (100.0%)				$55,700,453

INVESTMENT ABBREVIATIONS

EMTN = Euro Medium Term Note

MTN = Medium Term Note

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to a value of $1,058,513 or 1.9% of net assets.

#  Variable rate obligations — The interest rate shown is the rate as of April 30, 2008.

‡‡  Collateral segregated for futures contracts.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro Currency

GBP = Great British Pound

JPY = Japanese Yen

USD = U.S. Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Statement of Assets and Liabilities
April 30, 2008 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $3,806,188 (Cost $56,167,233) (Note 2)	$58,842,881[1]
Foreign currency at value (cost $115,886)	115,735
Interest receivable	544,452
Receivable for fund shares sold	77,420
Cash segregated at brokers for futures contracts	65,000
Variation margin receivable (Note 2)	21,562
Receivable for investments sold	21,318
Prepaid expenses and other assets	20,753
Total Assets	59,709,121
Liabilities
Advisory fee payable (Note 3)	9,903
Administrative services fee payable (Note 3)	36,299
Shareholder servicing/Distribution fee payable (Note 3)	1,663
Payable upon return of securities loaned (Note 2)	3,806,188
Unrealized depreciation on forward currency contracts (Note 2)	64,854
Payable for fund shares redeemed	34,874
Due to custodian	20,414
Directors' fee payable	8,546
Other accrued expenses payable	25,927
Total Liabilities	4,008,668
Net Assets
Capital stock, $.001 par value (Note 6)	5,375
Paid-in capital (Note 6)	63,588,323
Accumulated net investment loss	(2,390,355)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(8,093,638)
Net unrealized appreciation from investments, futures contracts and foreign currency translations	2,590,748
Net Assets	$55,700,453
Common Shares
Net assets	$49,995,722
Shares outstanding	4,824,072
Net asset value, offering price, and redemption price per share	$10.36
Advisor Shares
Net assets	$12,617
Shares outstanding	1,117
Net asset value, offering price, and redemption price per share	$11.29
A Shares
Net assets	$4,998,134
Shares outstanding	482,569
Net asset value and redemption price per share	$10.36
Maximum offering price per share (net asset value/(1-4.75%))	$10.88
C Shares
Net assets	$693,980
Shares outstanding	67,102
Net asset value and offering price per share	$10.34

1  Including $3,727,965 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Statement of Operations
For the Six Months Ended April 30, 2008 (unaudited)

Investment Income (Note 2)
Interest	$1,332,981
Securities lending	5,566
Total investment income	1,338,547
Expenses
Investment advisory fees (Note 3)	305,035
Administrative services fees (Note 3)	36,299
Shareholder servicing/Distribution fees (Note 3)
Class A	6,308
Class C	3,380
Transfer agent fees (Note 3)	57,751
Registration fees	29,544
Printing fees (Note 3)	27,671
Audit and tax fees	14,183
Custodian fees	13,627
Directors' fees	8,875
Legal fees	6,230
Insurance expense	720
Miscellaneous expense	5,497
Total expenses	515,120
Less: fees waived (Note 3)	(215,649)
Net expenses	299,471
Net investment income	1,039,076
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Foreign Currency Related Items
Net realized gain from investments	2,465,711
Net realized gain from futures contracts	353,536
Net realized gain from foreign currency transactions	906,398
Net change in unrealized appreciation (depreciation) from investments	(1,210,779)
Net change in unrealized appreciation (depreciation) from futures contracts	(26,371)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(251,240)
Net realized and unrealized gain from investments, futures contracts and foreign currency related items	2,237,255
Net increase in net assets resulting from operations	$3,276,331

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007
From Operations
Net investment income	$1,039,076	$2,403,946
Net realized gain from investments, futures contracts and foreign currency transactions	3,725,645	1,606,406
Net change in unrealized appreciation (depreciation) from investments, futures contracts and foreign currency translations	(1,488,390)	925,579
Net increase in net assets resulting from operations	3,276,331	4,935,931
From Dividends
Dividends from net investment income
Common Class shares	(2,613,013)	(1,722,759)
Advisor Class shares	(515)	(261)
Class A shares	(226,909)	(125,716)
Class C shares	(29,990)	(10,639)
Net decrease in net assets resulting from dividends	(2,870,427)	(1,859,375)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	11,410,384	11,695,372
Reinvestment of dividends	2,670,304	1,610,304
Net asset value of shares redeemed	(21,705,238)	(42,071,542)
Net decrease in net assets from capital share transactions	(7,624,550)	(28,765,866)
Net decrease in net assets	(7,218,646)	(25,689,310)
Net Assets
Beginning of period	62,919,099	88,608,409
End of period	$55,700,453	$62,919,099
Accumulated net investment loss	$(2,390,355)	$(559,004)

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$10.27	$9.79	$9.58	$10.42	$10.59	$9.90
INVESTMENT OPERATIONS
Net investment income[1]	0.18	0.33	0.30	0.27	0.27	0.28
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	0.39	0.40	0.11	(0.34)	0.70	1.11
Total from investment operations	0.57	0.73	0.41	(0.07)	0.97	1.39
LESS DIVIDENDS
Dividends from net investment income	(0.48)	(0.25)	(0.20)	(0.77)	(1.14)	(0.70)
Net asset value, end of period	$10.36	$10.27	$9.79	$9.58	$10.42	$10.59
Total return[2]	5.71%	7.57%	4.38%	(1.07)%	9.63%	14.73%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$49,996	$57,151	$81,638	$114,697	$128,816	$134,903
Ratio of expenses to average net assets	0.95%[3]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	3.44%[3]	3.37%	3.07%	2.66%	2.67%	2.69%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.71%[3]	0.70%	0.66%	0.64%	0.70%	0.76%
Portfolio turnover rate	42%	138%	79%	230%	224%	239%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$11.16	$10.61	$10.37	$11.21	$11.32	$10.54
INVESTMENT OPERATIONS
Net investment income[1]	0.19	0.36	0.32	0.29	0.29	0.24
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	0.42	0.44	0.12	(0.36)	0.74	1.19
Total from investment operations	0.61	0.80	0.44	(0.07)	1.03	1.43
LESS DIVIDENDS
Dividends from net investment income	(0.48)	(0.25)	(0.20)	(0.77)	(1.14)	(0.65)
Net asset value, end of period	$11.29	$11.16	$10.61	$10.37	$11.21	$11.32
Total return[2]	5.61%	7.55%	4.33%	(0.99)%	9.54%	14.16%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$13	$12	$11	$11	$11	$11
Ratio of expenses to average net assets	0.95%[3]	0.95%	0.95%	0.95%	0.95%	1.45%
Ratio of net investment income to average net assets	3.44%[3]	3.38%	3.07%	2.66%	2.67%	2.22%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.71%[3]	0.70%	0.66%	0.64%	0.70%	0.76%
Portfolio turnover rate	42%	138%	79%	230%	224%	239%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for period less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$10.27	$9.78	$9.57	$10.41	$10.58	$9.89
INVESTMENT OPERATIONS
Net investment income[1]	0.16	0.31	0.27	0.23	0.24	0.25
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	0.40	0.40	0.12	(0.33)	0.70	1.12
Total from investment operations	0.56	0.71	0.39	(0.10)	0.94	1.37
LESS DIVIDENDS
Dividends from net investment income	(0.47)	(0.22)	(0.18)	(0.74)	(1.11)	(0.68)
Net asset value, end of period	$10.36	$10.27	$9.78	$9.57	$10.41	$10.58
Total return[2]	5.58%	7.42%	4.13%	(1.32)%	9.37%	14.46%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$4,998	$5,120	$6,188	$15,788	$5,667	$1,433
Ratio of expenses to average net assets	1.20%[3]	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	3.19%[3]	3.13%	2.82%	2.41%	2.42%	2.39%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.71%[3]	0.70%	0.66%	0.64%	0.70%	0.76%
Portfolio turnover rate	42%	138%	79%	230%	224%	239%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for period less than one year are annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,		For the Period Ended
	(unaudited)	2007	2006	October 31, 2005[1]
Per share data
Net asset value, beginning of period	$10.25	$9.77	$9.57	$10.12
INVESTMENT OPERATIONS
Net investment income[2]	0.13	0.23	0.20	0.07
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	0.39	0.40	0.11	(0.57)
Total from investment operations	0.52	0.63	0.31	(0.50)
LESS DIVIDENDS
Dividends from net investment income	(0.43)	(0.15)	(0.11)	(0.05)
Net asset value, end of period	$10.34	$10.25	$9.77	$9.57
Total return[3]	5.19%	6.53%	3.27%	(4.93)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$694	$637	$772	$745
Ratio of expenses to average net assets	1.95%[4]	1.95%	1.95%	1.93%[4]
Ratio of net investment income to average net assets	2.44%[4]	2.38%	2.07%	1.37%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.71%[4]	0.70%	0.66%	0.64%[4]
Portfolio turnover rate	42%	138%	79%	230%

1  For the period April 29, 2005 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements
April 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse Global Fixed Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 6, 1990.

The Fund is authorized to offer four classes of shares: Common Class shares, Advisor Class shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that it bears different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Effective December 12, 2001, the Advisor Class closed to new investments. Although no further Advisor Class shares can be purchased, shareholders can redeem their shares through any available methods. Class A shares are sold subject to a front-end sales charge of 4.75%. Class C shares are sold subject to a contingent deferred sales change of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2008, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency Contract	Expiration Date	Foreign Currency to be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)
Australian Dollars	06/18/2008	AUD	1,200,000	$1,089,492	$1,123,733	$34,241
Australian Dollars	06/18/2008	AUD	(400,000)	(370,388)	(374,578)	(4,190)
Australian Dollars	06/18/2008	AUD	(1,295,107)	(1,170,000)	(1,212,796)	(42,796)
Canadian Dollar	06/18/2008	CAD	1,267,000	1,246,409	1,257,535	11,125
Canadian Dollar	06/18/2008	CAD	(1,219,187)	(1,232,125)	(1,210,079)	22,046
Canadian Dollar	06/18/2008	CAD	(1,215,228)	(1,200,000)	(1,206,149)	(6,149)
Danish Krone	06/18/2008	DKK	1,845,251	384,395	384,144	(252)
European Economic Unit	06/18/2008		€760,384	1,200,000	1,181,308	(18,692)
European Economic Unit	06/18/2008		€385,778	600,000	599,332	(668)

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

Forward Foreign Currency Contract	Expiration Date	Foreign Currency to be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)
European Economic Unit	06/18/2008		€1,145,000	$1,809,272	$1,778,834	$(30,437)
European Economic Unit	06/18/2008		€1,843,284	2,920,038	2,863,665	(56,373)
European Economic Unit	06/18/2008		€1,260,000	1,956,592	1,957,495	902
European Economic Unit	06/18/2008		€323,274	500,000	502,228	2,228
European Economic Unit	06/18/2008		€(940,000)	(1,454,227)	(1,460,353)	(6,126)
European Economic Unit	06/18/2008		€(765,026)	(1,200,000)	(1,188,519)	11,481
European Economic Unit	06/18/2008		€(771,555)	(1,200,000)	(1,198,663)	1,337
European Economic Unit	06/18/2008		€(800,000)	(1,262,120)	(1,242,854)	19,266
British Pound	06/18/2008		£232,032	457,033	457,977	944
British Pound	06/18/2008		£(1,037,000)	(2,083,302)	(2,046,797)	36,505
British Pound	06/18/2008		£(612,182)	(1,200,000)	(1,208,306)	(8,306)
Japanese Yen	06/18/2008		¥(28,500,000)	(282,448)	(273,523)	8,925
Japanese Yen	06/18/2008		¥200,000,000	1,996,347	1,919,458	(76,889)
Japanese Yen	06/18/2008		¥117,918,000	1,200,000	1,131,693	(68,307)
Japanese Yen	06/18/2008		¥60,651,600	600,000	582,091	(17,909)
Japanese Yen	06/18/2008		¥162,000,000	1,566,580	1,554,761	(11,819)
Japanese Yen	06/18/2008		¥106,539,726	1,036,238	1,022,492	(13,745)
Japanese Yen	06/18/2008		¥123,318,000	1,200,000	1,183,518	(16,482)
Japanese Yen	06/18/2008		¥122,838,000	1,200,000	1,178,912	(21,088)
Japanese Yen	06/18/2008		¥(118,476,000)	(1,200,000)	(1,137,048)	62,952
Japanese Yen	06/18/2008		¥(115,853,400)	(1,170,000)	(1,111,878)	58,122
Japanese Yen	06/18/2008		¥(59,843,700)	(600,000)	(574,251)	25,749
Japanese Yen	06/18/2008		¥(121,854,000)	(1,200,000)	(1,169,468)	30,532
Japanese Yen	06/18/2008		¥(124,707,600)	(1,200,000)	(1,196,855)	3,145
Swedish Krona	06/18/2008	SEK	1,732,565	282,448	288,323	5,874
				$3,220,234	$3,155,382	$(64,854)

I) TBA PURCHASE COMMITMENTS — The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

J) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2008, the Fund had the following open futures contracts:

Futures Contracts	Number of Contracts Long	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10 Year Notes Futures	5	6/30/08	$581,959	$579,063	$(2,896)
U.S. Treasury 5 Year Notes Futures	35	6/30/08	3,934,680	3,919,453	(15,227)
U.S. Treasury 2 Year Notes Futures	5	6/30/08	1,066,849	1,063,438	(3,411)
U.S. Treasury 30 Year Bonds Futures	7	6/19/08	823,071	818,234	(4,837)
			$6,406,559	$6,380,188	$(26,371)

K) OPTIONS — The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. At April 30, 2008 the Fund had no outstanding options contracts.

L) SWAPS — The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract.

The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2008 the Fund had no outstanding swap contracts.

M) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB had been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. For the six months ended April 30, 2008, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $45,166, of which $38,180 was rebated to borrowers (brokers). The Fund retained $5,566 income from the cash collateral investment and SSB, as lending agent, was paid $1,420. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

N) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended April 30, 2008, investment advisory fees earned and voluntarily waived were $305,035 and $215,649 respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, is sub-investment adviser to the Fund. Credit Suisse U.K.'s sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Fund.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2008, co-administrative services fees earned by CSAMSI were $27,453.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $8,846.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% and 1.00% of the average daily net assets of the Class A shares and Class C shares, respectively. Common Class shares and Advisor Class shares are not subject to distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2008, the Fund reimbursed Credit Suisse $41,580, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2008, CSAMSI and its affiliates advised the Fund that it retained $216 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2008, Merrill was paid $10,539 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 4. Line of Credit

is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. Effective June 2008, Deutsche Bank, A.G. will no longer serve as administrative agent and syndication agent to the credit facility. At April 30, 2008 and during the six months ended April 30, 2008 the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2008, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

	Investment Securities	US Government/ Agency Obligations
Purchases	$23,002,342	$14,438,980
Sales	29,021,441	12,263,817

At April 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $56,167,233, $3,562,799, $(887,151) and $2,675,648, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are classified as Common Class shares, five hundred million shares are classified as Advisor Class shares, one billion as Class A shares and five hundred million as Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	1,049,120	$10,903,132	1,059,254	$10,472,467
Shares issued in reinvestment of dividends	251,768	2,528,791	155,898	1,532,731
Shares redeemed	(2,039,227)	(20,941,787)	(3,993,020)	(39,282,926)
Net decrease	(738,339)	$(7,509,864)	(2,777,868)	$(27,277,728)

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 6. Capital Share Transactions

	Advisor Class
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends	47	$515	25	$261
Net increase	47	$515	25	$261
	Class A
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	31,445	$325,019	111,816	$1,098,392
Shares issued in reinvestment of dividends	13,509	135,518	7,741	76,077
Shares redeemed	(60,946)	(629,188)	(253,697)	(2,496,986)
Net decrease	(15,992)	$(168,651)	(134,140)	$(1,322,517)
	Class C
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	17,667	$182,233	12,720	$124,513
Shares issued in reinvestment of dividends	547	5,480	125	1,235
Shares redeemed	(13,185)	(134,263)	(29,742)	(291,630)
Net increase (decrease)	5,029	$53,450	(16,897)	$(165,882)

On April 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	4	56%
Advisor Class	1	99%
Class A	3	65%
Class C	3	73%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 8. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. During the period ended April 30, 2008, Management has adopted FIN 48. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Funds does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Global Fixed Income Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory and Sub-Advisory Agreements, the Board of Directors, including the Independent Directors, at a meeting held on November 13 and 14, 2007, considered the following factors with respect to the Credit Suisse Global Fixed Income Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 1.00% for the Fund ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse") or Credit Suisse Asset Management Limited ("Credit Suisse U.K. "). The Board also reviewed and considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.29% paid by the Fund after taking waivers and reimbursements into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers and reimbursements could be discontinued at any time. The Board noted that the compensation paid to Credit Suisse U.K. does not increase the fees or expenses otherwise incurred by the Fund's shareholders.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory and

Sub-Advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement and by Credit Suisse U.K. under the Sub-Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and Credit Suisse U.K. The Board reviewed background information about Credit Suisse and Credit Suisse U.K., including their respective Forms ADV. The Board considered the background and experience of Credit Suisse's and Credit Suisse U.K.'s senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse and Credit Suisse U.K. The Board also considered the particular expertise of Credit Suisse U.K. in managing the types of global investments that the Fund utilizes in its investment strategy. In addition, the Board reviewed the qualifications,

Credit Suisse Global Fixed Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

In approving the Sub-Advisory Agreement, the Board also considered the benefits to the Fund of retaining Credit Suisse U.K. given the increased complexity of the domestic and international securities markets, specifically that retention of Credit Suisse U.K. would expand the universe of companies and countries from which investment opportunities could be sought and enhance the ability of the Fund to obtain best price and execution on trades in international markets.

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Credit Suisse Global Fixed Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, Credit Suisse U.K. and their affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's and Credit Suisse U.K.'s businesses as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse, Credit Suisse U.K. and their affiliates).

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's and Credit Suisse U.K.'s method for allocating portfolio investment opportunities among its advisory clients.

Conclusions

In selecting Credit Suisse and Credit Suisse U.K., and approving the Advisory Agreement and the investment advisory fees under such agreement and the Sub-Advisory Agreement, the Board concluded that:

•  Although the Contractual Advisory Fee was the highest of its Expense Group, the fee was considered reasonable recognizing that the Net Advisory Fee was one of the lowest of the Fund's Expense Group.

•  The Fund's longer-term performance was at or slightly above the median of its Performance Group and Performance Universe but, except for its one-year performance, which was at the median of its Performance Group, its more recent performance was below most of the funds in the Performance Universe. The Board would continue to monitor steps undertaken by Credit Suisse to improve performance.

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and Credit Suisse U.K. and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement and by Credit Suisse U.K. under the Sub-Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

Credit Suisse Global Fixed Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the relatively small size of the Fund and the amount of the Net Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement and the Sub-Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Global Fixed Income Fund
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

Credit Suisse Global Fixed Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  GFI-SAR-0408

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Not applicable.

(a)(2)                    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                    Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the
registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	July 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	July 8, 2008

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 8, 2008